Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	0
Total Fee Amount	45,930
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is $300,000,000. The prospectus is a final prospectus for the related offering.
Net Fee	$ 45,930
Narrative - Max Aggregate Offering Price	$ 300,000,000
Final Prospectus	true